Segment Information - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Disclosure of operating segments [line items]
Revenue	¥ 18,046,349	$ 2,540,451	¥ 16,030,636	¥ 21,265,930
Customers one [member]
Disclosure of operating segments [line items]
Revenue	2,433,200	342,500	2,346,900	5,231,700
Customers two [member]
Disclosure of operating segments [line items]
Revenue	¥ 2,034,300	$ 286,400	¥ 2,262,300	¥ 3,223,800